Merger and Related Transactions	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Merger and Related Transactions

3. Merger and Related Transactions

As described in Note 1, Calidi merged with a wholly owned subsidiary of FLAG on September 12, 2023. The FLAG Merger was accounted for as a reverse recapitalization under U.S. GAAP. Calidi was considered the accounting acquirer for financial reporting purposes. This determination was based on the facts that, immediately following the FLAG Merger: (i) Calidi stockholders own a substantial majority of the voting rights; (ii) Calidi designated a majority of the initial members of the board of directors of the combined company; (iii) Calidi ‘s executive management team became the management team of the combined company; and (iv) the Company was named Calidi Biotherapeutics, Inc. Accordingly, for accounting purposes, the FLAG Merger was treated as the equivalent of Calidi issuing stock to acquire the net assets of FLAG. As a result of the FLAG Merger, the net assets of FLAG were recorded at their acquisition-date fair value, which approximated book value due to the short-term nature of the instruments, in the financial statements of Calidi and the reported operating results prior to the FLAG Merger were those of Calidi. Historical common share amounts of Calidi have been retroactively restated based on the conversion ratio of approximately 0.42.

As a result of the Business Combination, all outstanding stock of Calidi was cancelled in exchange for the right to receive newly issued shares of Common Stock (“New Calidi Common Stock”), par value $0.0001 per share, and all outstanding options to purchase Calidi stock were assumed by the Company. The total consideration received by Calidi Security Holders at the Closing of the transactions contemplated by the Merger Agreement is the newly issued shares of Common Stock and securities convertible or exchangeable for newly issued shares of Common Stock with an aggregate value equal to approximately $250.0 million, plus an adjustment of $23.8 million pursuant to the net debt adjustment provisions of the Merger Agreement by reason of the Series B Financing. As a result, the Calidi Security Holders received an aggregate of 2,737,560 shares of newly issued Common Stock as merger consideration (“Merger Consideration”).

As additional consideration, each Calidi Stockholder is entitled to earn, on a pro rata basis, up to 1,800,000 shares of non-voting common stock (the “Escalation Shares”). During the five-year period following the Closing (the “Escalation Period”), Calidi Stockholders may be entitled to receive up to 1,800,000 Escalation Shares with incremental releases of 450,000 shares upon the achievement of each share price hurdle if the trading price of Common Stock is $120.00, $140.00, $160.00 and $180.00, respectively, for a period of any 20 days within any 30-consecutive-day trading period. The Escalation Shares are held in escrow and are outstanding from and after the Closing, subject to cancellation if the applicable price targets are not achieved. While in escrow, the shares will be non-voting.

Holders of FLAG Class A Common Stock who did not redeem their shares obtained an additional 8,585 Non-Redeeming Continuation Shares issued at Closing. At the Closing, Calidi Security Holders own approximately 76% of the outstanding shares of New Calidi Common Stock.

After giving effect to the Business Combination transaction and the issuance of the Merger Consideration described above, there were 3,552,223 shares of the Company’s Common Stock issued and outstanding as of December 31, 2023.

New Money PIPE Subscription Agreement

On August 30, 2023, FLAG entered into a subscription agreement (the “New Money PIPE Subscription Agreement” and together with the FPA Funding Amount PIPE Subscription Agreements, the “PIPE Subscription Agreements”) with Wootton (the “New Money PIPE Investor”).

Pursuant to the New Money PIPE Subscription Agreement, the New Money PIPE Subscriber subscribed and purchased an aggregate of 13,282 shares of FLAG Class A Common Stock for aggregate gross proceeds of approximately $0.2 million to Calidi at the Closing.

The New Money Pipe Investor had also participated in the Calidi Cure Series B Financing discussed above, which was completed at the Closing with aggregate proceeds of $0.4 million to Calidi.

Non-Redemption Agreement

On August 28, 2023 and August 30, 2023, FLAG entered into non-redemption agreements (the “Non-Redemption Agreements”) with Sellers, pursuant to which Sellers agreed to reverse the redemption of 33,524 shares of FLAG Class A Common Stock.

At the Closing, Calidi received net cash proceeds from the Trust of approximately $1.8 million in connection with the Non-Redemption Agreements. In consideration of the Seller’s role in structuring the various transactions described herein, including in connection with potential similar transactions with other investors, the Seller was entitled to 20,000 incentive shares of FLAG Class A Common Stock upon consummation of the Business Combination.

All of the Sellers in the Non-Redemption Agreements had also participated in the Calidi Cure Series B Financing discussed above, which was completed at the Closing with aggregate proceeds of $2.6 million to Calidi, of which $0.8 million of received net cash proceeds from the Trust is in connection with Non-Redemption Agreements.

Non-Redeeming Shareholders and Trust fund proceeds

Upon the consummation of the Business Combination, 268,736 FLAG public shares were redeemed for aggregate redemption payments of approximately $28.2 million from the Trust. The remaining approximate $15.0 million funds in the Trust were distributed as follows i) $12.5 million to the Seller investors pursuant to the Forward Purchase Agreements and Non-Redemption Agreements discussed above, ii) $1.8 million to Calidi in connection with the Non-Redemption Agreements discussed above, and iii) $0.7 million in cash to Calidi available in the Trust from non-redeeming shareholders.